Employee Related Liabilities	12 Months Ended
Dec. 31, 2014
Employee Related Liabilities [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
POST-EMPLOYMENT AND OTHER EMPLOYEE-RELATED LIABILITIES

Pension and Post-Employment Benefit Plans
We sponsor a defined benefit pension plan covering certain U.S. employees and a non-qualified pension plan under the Employee Retirement Income Security Act of 1974. The U.S. defined benefit plan covered most U.S. employees prior to January 2, 2002 when we ceased adding new participants to the plan and amended the plan to discontinue future benefit accruals for certain participants. Effective January 1, 2012, the accumulation of new benefits for all participants under the U.S. defined benefit pension plan was frozen. The non-qualified pension plan provides pension benefits in addition to the benefits provided by the U.S. defined benefit pension plan. Eligibility for participation in this plan requires coverage under the U.S. defined benefit plan and other specific circumstances. The non-qualified plan has also been amended to discontinue future benefit accruals.
We also sponsor defined benefit pension plans for our eligible employees in Japan and Taiwan.
Additionally, we provide post-retirement health care benefits and post-employment disability benefits to certain eligible U.S. employees. We amended the health care plan on January 1, 2002 to discontinue benefits for certain participants. Effective January 2, 2002, no new participants will be eligible for post-retirement health care benefits under the plan. The health care plan is contributory, with retiree contributions adjusted annually, and contains other cost-sharing features such as deductibles and coinsurance.
Effective January 1, 2012, the amortization period for the unamortized unrealized loss was changed to the remaining life expectancy of the plan participants, which was derived from an actuarial mortality table. This change was triggered since substantially all the plan participants are now inactive or retired. Prior to 2012, the amortization period was derived based on the average remaining service period of the active participants expected to receive benefits.
Net periodic post-retirement benefit (income) cost consists of the following:

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2014	2013	2012	2014	2013	2012
In millions
Service cost	$1.0	$1.0	$1.1	$—	$—	$—
Interest cost	7.1	6.7	7.8	0.7	0.7	0.8
Expected return on plan assets	(14.5)	(13.7)	(13.8)	—	—	—
Amortization of prior service credit	—	—	—	(0.7)	(0.7)	(0.7)
Net actuarial loss (gain)	1.8	2.9	4.1	(1.2)	(0.1)	(0.5)
Settlement charges	3.1	—	6.7	—	—	—
Net periodic benefit (income) cost	$(1.5)	$(3.1)	$5.9	$(1.2)	$(0.1)	$(0.4)

Our pension plans experienced increased lump sum payment activity in 2014 related to the 2014 reductions in force described in Note 4. This event triggered settlement accounting with the U.S. plan in 2014 because there were significant pension benefit obligations settled during 2014. Significant lump sum payment activity was also experienced in our pension plans in 2012 related to the 2011 global reduction in force described in Note 4. This event triggered settlement accounting in both the U.S. and foreign plans because there were significant pension benefit obligations settled during 2012. Settlement accounting was not triggered in 2013.
We use a measurement date of December 31 to determine pension and post-employment benefit measurements for the plans. Our pension and post-employment benefit (income) cost and obligations are actuarially determined, and we use various actuarial assumptions, including the interest rate used to discount the liabilities, the rate of compensation increase, and the expected return on plan assets to estimate our pension (income) cost and obligations. The following is a table of actuarial assumptions used to determine the net periodic benefit (income) cost:

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2014	2013	2012	2014	2013	2012
Weighted-average assumptions:
Discount rate	3.80%	3.14%	3.65%	4.27%	3.38%	3.93%
Expected return on plan assets	8.39%	8.38%	8.34%	NA	NA	NA
Rate of compensation increase [1]	0.60%	0.44%	3.59%	3.75%	3.75%	3.75%
Current medical cost trend rate	NA	NA	NA	7.80%	8.00%	8.00%
Ultimate medical cost trend rate	NA	NA	NA	4.50%	4.50%	5.00%
Year the rate reaches ultimate trend rate	NA	NA	NA	2022	2022	2018
[1] Effective January 1, 2012, the accumulation of new benefits for all participants under the U.S. defined benefit pension plan was frozen.

We determine the expected return on plan assets based on our pension plans’ intended long-term asset mix. The expected investment return assumption used for the pension plans reflects what the plans can reasonably expect to earn over a long-term period considering plan target allocations. The expected return includes an inflation assumption and adds real returns for the asset mix and a premium for active management, and subtracts expenses. While the assumed expected rate of return on the U.S. pension plan assets in 2014 and 2013 was 8.5%, the actual return experienced on our U.S. pension plan assets in 2014 and 2013 was 4.6% and 14.6%, respectively.
We consult with the plans’ actuaries to determine a discount rate assumption for pension and other post-retirement and post-employment plans that reflects the characteristics of our plans, including expected cash outflows from our plans, and utilize an analytical tool that incorporates the concept of a hypothetical yield curve.
The following summarizes the change in benefit obligation, change in plan assets, and funded status of the plans:

	Pension Plans		Health Care and Other Plans
Year ended December 31,	2014	2013	2014	2013
In millions
Change in benefit obligation:
Benefit obligation at beginning of year	$197.0	$223.5	$17.1	$21.5
Service cost	1.0	1.0	—	—
Interest cost	7.1	6.7	0.7	0.7
Plan participants’ contributions	—	—	0.4	0.4
Actuarial loss (gain)	25.9	(16.2)	1.1	(4.2)
Gross benefits paid	(9.3)	(15.0)	(1.2)	(1.3)
Settlements	(7.7)	—	—	—
Currency exchange gain	(2.7)	(3.0)	—	—
Benefit obligation at end of year	$211.3	$197.0	$18.1	$17.1
Change in plan assets:
Fair value of plan assets at beginning of year	$181.2	$171.8	$—	$—
Actual gain on plan assets	8.0	23.7	—	—
Employer contributions	1.0	0.8	0.8	0.9
Plan participants’ contributions	—	—	0.4	0.4
Settlements	(7.6)	—	—	—
Gross benefits paid	(9.3)	(15.0)	(1.2)	(1.3)
Currency exchange loss	(0.2)	(0.1)	—	—
Fair value of plan assets at end of year	$173.1	$181.2	$—	$—
Net amount recognized	$(38.2)	$(15.8)	$(18.1)	$(17.1)
Amounts recognized in statement of financial position:
Other assets, noncurrent	$—	$18.4	$—	$—
Accrued liabilities, current	(0.5)	(0.8)	(1.1)	(1.3)
Pension and post-employment liabilities, noncurrent	(37.7)	(33.4)	(17.0)	(15.8)
Net amount recognized	$(38.2)	$(15.8)	$(18.1)	$(17.1)

Amounts recognized in accumulated other comprehensive loss (before tax):

	Pension Plans		Health Care and Other Plans
As of December 31,	2014	2013	2014	2013
In millions
Net actuarial loss (gain)	$84.6	$57.1	$(2.3)	$(4.4)
Prior service credit	—	—	(10.6)	(11.4)
Net amount recognized	$84.6	$57.1	$(12.9)	$(15.8)

The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost (income) in 2015 are as follows:

	Pension Plans	Health Care and Other Plans
In millions
Actuarial loss (gain)	$3.0	$(0.2)
Prior service credit	—	(0.7)
Total	$3.0	$(0.9)

The following is a table of the actuarial assumptions used to determine the benefit obligations of our pension and other post-employment plans:

	Pension Plans		Health Care and Other Plans
As of December 31,	2014	2013	2014	2013
Weighted-average assumptions:
Discount rate	3.24%	3.80%	3.58%	4.28%
Rate of compensation increase [1]	0.51%	0.54%	3.75%	3.75%
[1] Effective January 1, 2012, the accumulation of new benefits for all participants under the U.S. defined benefit pension plan was frozen.

The composition of our plans and age of our participants are such that, as of December 31, 2014 and 2013, the health care cost trend rate no longer has a significant effect on the valuation of our other post-employment benefits plans.
The investment objectives of our pension plan assets are as follows:

•	Preservation of capital through a broad diversification among asset classes which react as nearly as possible, independently to varying economic and market circumstances,

•	Long-term growth, with a degree of emphasis on stable growth, rather than short-term capital gains,

•	To achieve a favorable relative return as compared with inflation, and

•	To achieve an above average total rate of return relative to capital markets.
The pension plans are invested primarily in marketable securities, including common stocks, bonds. and interest-bearing deposits. The weighted-average allocation of our defined-benefit pension plan assets at year ended December 31 was as follows:

		Actual Allocation
Asset Category	2014 Target Allocation	2014	2013
Cash	—%	—%	2%
Group annuity contract	—%	36%	28%
Equity securities	30%	26%	59%
Fixed income securities	70%	38%	11%
Total	100%	100%	100%
Judgment is required in evaluating both quantitative and qualitative factors in the determination of significance for purposes of fair value level classification. Valuation techniques used are generally required to maximize the use of observable inputs and minimize the use of unobservable inputs.
A description of the valuation techniques and inputs used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy follows.

Mutual Funds
Mutual funds are valued at the closing price reported on the active market on which they are traded and are classified within Level 1 of the valuation hierarchy.

Group Annuity Contract
This investment represents a fully benefit-responsive guaranteed group annuity contract, with no maturity date. The group annuity contract is designed to provide safety of principal, liquidity and a competitive rate of return. The fair value of the group annuity contract is estimated to be the contract value, which represents contributions plus earnings, less participant withdrawals and administrative expenses. Contract value is the relevant measurement attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the arrangement. The crediting interest rate is reset quarterly to prevailing market rates, and the pension plan can make withdrawals from the group annuity contract subject to certain provisions and restrictions. These restrictions did not result in an impairment of value below contract value as of December 31, 2014 and 2013.
While we believe the valuation methods are appropriate and consistent with other market participants’ methods, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth by level within the fair value hierarchy the investments held by pension plans at December 31, 2014. This table does not include $3.6 million in cash and $0.9 million in pending dispositions receivables in accordance with the disclosure requirements of ASC 820, Fair Value Measurements and Disclosures.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
In millions
Equity mutual funds:
Large cap funds	$15.6	$—	$—	$15.6
Mid cap funds	3.7	—	—	3.7
Small cap funds	3.8	—	—	3.8
International funds	13.6	—	—	13.6
Emerging market funds	6.7	—	—	6.7
Fixed income funds:
Investment grade bond funds	58.7	—	—	58.7
Corporate bond funds	3.7	—	—	3.7
Emerging market bond funds	2.4	—	—	2.4
Group annuity contract	—	—	60.4	60.4
Total assets at fair value	$108.2	$—	$60.4	$168.6
The following table sets forth by Level within the fair value hierarchy the investments held by the pension plans at December 31, 2013. This table does not include the $4.1 million in cash in accordance with the disclosure requirements of ASC 820.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
In millions
Equity mutual funds:
Large cap funds	$46.9	$—	$—	$46.9
Mid cap funds	13.7	—	—	13.7
Small cap funds	13.8	—	—	13.8
International funds	22.8	—	—	22.8
Emerging market funds	9.3	—	—	9.3
Fixed income funds:
Investment grade bond funds	6.9	—	—	6.9
Corporate bond funds	13.3	—	—	13.3
Group annuity contract	—	—	50.4	50.4
Total assets at fair value	$126.7	$—	$50.4	$177.1
The table below sets forth a summary of changes in the fair value of the Plan's Level 3 assets for the years ended December 31, 2014 and 2013.

	Year Ended
	December 31, 2014	December 31, 2013
In millions
Balance, beginning of year	$50.4	$53.7
Purchases	14.9	0.2
Sales	(6.2)	(4.6)
Interest credit during the year	1.3	1.1
Balance, end of year	$60.4	$50.4

The Plans had no transfers between Levels 1, 2, and 3 for the years ended December 31, 2014 and 2013.
Our pension obligations are funded in accordance with provisions of applicable laws. The U.S pension plan was underfunded by $7.0 million and overfunded by $18.4 million as of December 31, 2014 and 2013, respectively. Our foreign pension plans and health care and other plans were in an underfunded status as of December 31, 2014 and 2013. The accumulated benefit obligation for the U.S. pension plan was $176.5 million and the fair value of plan assets was $169.5 million as of December 31, 2014.
The U.S. pension plan assets exceeded the accumulated benefit obligation at December 31, 2013. The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2014 and 2013 were as follows:

	Pension Plans
	2014	2013
In millions
Projected benefit obligation, end of year	$211.3	$37.6
Accumulated benefit obligation, end of year	200.0	25.4
Fair value of plan assets, end of year	173.1	3.3
We expect contributions to our pension and post-employment plans in 2015 to be approximately $1.0 million and $1.1 million, respectively. We estimate that the future benefits payable for the pension and other post-retirement plans are as follows:

	Pension Plans	Health Care and Other Plans
In millions
2015	$19.5	$1.1
2016	15.9	1.1
2017	13.7	1.1
2018	13.3	1.1
2019	12.3	1.1
2020-2024	59.9	5.3

SunEdison received a notice from the Pension Benefit Guaranty Corporation (“PBGC”) in May 2014 that it intended to require an additional contribution to our U.S. pension plan under ERISA section 4062(e), which was transferred to us upon the completion of the Offering. SunEdison has not received a formal assessment or concluded the negotiation process with the PBGC. The PBGC announced a moratorium through the end of 2014 on the enforcement of 4062(e) cases on July 8, 2014. In December 2014, a new law went into effect that states 90%-funded plans are not required to make additional contributions to cover liability shortages. Under this new ruling, we have not made any modifications to our U.S. pension plan assets because our U.S. pension plan is over 90%-funded. We do not expect any final resolution with the PBGC to have a material impact on our financial condition or results of operations.

Defined Contribution Plans
We sponsor a defined contribution plan under Section 401(k) of the Internal Revenue Code covering all U.S. salaried and hourly employees, and a defined contribution plan in Taiwan covering most salaried and hourly employees of our Taiwan subsidiary. Our costs under this plan including allocated costs prior to the Offering included in our consolidated statements of operations totaling $3.9 million for 2014 and $4.0 million for 2013 and 2012.

Other Employee-Related Liabilities
Employees of our subsidiaries in Italy and Korea are covered by an end of service entitlement that provides payment upon termination of employment. Contributions to these plans are based on statutory requirements and are not actuarially determined. The accrued liability was $18.0 million at December 31, 2014 and $22.2 million at December 31, 2013, and is included in other long-term liabilities and accrued liabilities on our consolidated balance sheet. The accrued liability is based on the vested benefits to which the employee is entitled assuming employee termination at the measurement date.